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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       August 16, 2005
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $51,002,229.73


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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GAM FILTERED COMBINED HOLDINGS REPORT
VALUATION OF INVESTMENTS AS AT: JUNE 30 2005

                               ITEM 2 -                                                    ITEM 6 - INV ITEM 7 -      ITEM 8 -
ITEM 1 - STOCK NAME         TITLE OR CLASS  ITEM 3 - CUSIP   ITEM 4 - FMV  ITEM 5 - SHARES  DISCRETION  MANAGER   VOTING AUTHORITY
Brasil Telecom
  Participacoes             ADR                 US1055301097  2,362,797.00   85,296,971.70    Sole         1     Sole  56,066,801.70
                                                                                                                 None  29,230,170.00

Cia de Bebidas das Americas ADR                 US20441W2035  2,281,300.00   70,492,170.00    Sole         1     Sole  47,619,990.00
                                                                                                                 None  22,872,180.00

Embotelladora Andina        ADR Rep A           US29081P2048    898,555.00   11,195,995.30    Sole         1     Sole   7,259,258.30
                                                                                                                 None   3,936,737.00

Embotelladora Andina        ADS Rep B           US29081P3038  3,146,800.00   43,268,500.00    Sole         1     Sole  24,037,750.00
                                                                                                                 None  19,230,750.00

GAIL India                  GDR                 US36268T2069  2,303,234.00   70,939,607.20    Sole         1     Sole  57,646,327.20
                                                                                                                 None  13,293,280.00

Kookmin Bank Spons          ADR                 US50049M1099     57,700.00    2,629,966.00    Sole         1     Sole   2,629,966.00


KT Corporation              ADR                 US48268K1016    641,450.00   13,791,175.00    Sole         1     Sole   9,607,275.00
                                                                                                                 None   4,183,900.00

Magyar Telecom              ADS                 US5597761098     78,419.00    1,678,166.60    Sole         1     Sole   1,314,366.60
                                                                                                                 None     363,800.00

Mobile Telesystems          ADR                 US6074091090  2,304,560.00   77,548,444.00    Sole         1     Sole  63,913,464.00
                                                                                                                 None  13,634,980.00

Moscow City Telephone       ADR                 US61946A1060    984,270.00   13,582,926.00    Sole         1     Sole  13,582,926.00


Orascom Construction Ind.   GDR                 US68554N1063     48,444.00    2,761,308.00    Sole         1     Sole   2,761,308.00


Quilmes Industrial                              LU0033068361 13,813,580.00   16,714,431.80    Sole         1     Sole  12,793,814.00
                                                                                                                 None   3,920,617.80

Quilmes Industrial
  (New Preferred)           ADR                 US74838Y2072 14,687,610.73   14,102,213.73    Sole         1     Sole  11,772,445.74
                                                                                                                 None   2,329,767.99

SK Telecom Co               ADR                 US78440P1084    648,900.00   13,237,560.00    Sole         1     Sole  11,860,560.00
                                                                                                                 None   1,377,000.00

Telefonos de Mexico         ADS (L)             US8794037809  5,343,922.00  100,946,683.32    Sole         1     Sole  68,973,470.35
                                                                                                                 None  31,973,212.97

Wimm-Bill-Dann Foods        ADR                 US97263M1099  1,400,688.00   23,013,303.84    Sole         1     Sole  23,013,303.84

                                          Total Market Value 51,002,229.73